Operating leases	12 Months Ended
Dec. 31, 2024
Operating Leases
Operating leases

6.       Operating leases:

a) Time charter-in vessel agreements

The carrying value of the assets and liabilities recognized in connection with the time charter-in vessel arrangements with an initial term exceeding 12 months as of December 31, 2023 and 2024 amounted to $27,548 and $181,618, respectively, and are included under “Operating leases, right-of-use assets” and “Operating lease liabilities current and non-current” in the consolidated balance sheets. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of asset, is approximately 5.3%. The payments required to be made after December 31, 2024, for these outstanding operating lease liabilities, are as follows:

Twelve month periods ending	Amount
December 31, 2025	$36,445
December 31, 2026	35,232
December 31, 2027	35,661
December 31, 2028	36,049
December 31, 2029	28,549
December 31, 2030 and thereafter	42,262
Total undiscounted lease payments	$214,198
Discount based on incremental borrowing rate	(32,580)
Present value of lease liability	$181,618
Operating lease liabilities, current	27,290
Operating lease liabilities, non-current	154,328

The weighted average remaining lease term of these charter-in vessels arrangements as of December 31, 2024 is 6.14 years. The charter-in hire expenses for these long-term charter-in arrangements for the year ended December 31, 2022, 2023 and 2024, were $11,944, $10,656 and $24,018, respectively, and are included under “Charter-in hire expenses” in the consolidated income statements.

b) Office rental arrangements

The carrying value of the assets and liabilities recognized in connection with the office rental arrangements as of December 31, 2023 and 2024 amounted to $277 and $2,891, respectively, and are included under “Operating leases, right-of-use assets” and “Operating lease liabilities current and non-current” in the consolidated balance sheets. The weighted average discount rate that was used for the recognition of these leases, which is the estimated annual incremental borrowing rate for this type of assets, is approximately 6.7%. The office rental payments required to be made after December 31, 2024, for these outstanding operating lease liabilities, are as follows:

Twelve month periods ending	Amount
December 31, 2025	$1,029
December 31, 2026	980
December 31, 2027	643
December 31, 2028	552
December 31, 2029	-
December 31, 2030 and thereafter	-
Total undiscounted lease payments	$3,204
Discount based on incremental borrowing rate	(313)
Present value of lease liability	$2,891
Operating lease liabilities, current	937
Operating lease liabilities, non-current	1,954

The weighted average remaining lease term of these office rent arrangements as of December 31, 2024 is 3.36 years.

The lease expense for the Company’s office rental arrangements for the years ended December 31, 2022, 2023 and 2024, was $503, $574 and $1,387 respectively and is included under “General and administrative expenses” in the consolidated income statements.